Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Insurance premium payables	¥ 405,154	¥ 346,403
Marketing and promotion expense payables	258,393	153,073
Refund liabilities	77,878	51,159
Accrued other service fees and others	21,251	12,867
Security deposit	9,000	8,800
Professional service fees	5,740	14,688
Total	¥ 777,416	¥ 586,990